Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Sep. 09, 2015
C000159026
Account Value [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Account Value	$ 15,700	$ 13,910	$ 12,203	$ 12,290	$ 12,912	$ 10,036	$ 10,307	$ 10,569	$ 9,330	$ 9,056	$ 9,425
C000159027
Account Value [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Account Value	$ 15,475	13,821	12,201	12,386	13,114	10,275	10,639	10,982	9,780	9,562	10,000
C000159028
Account Value [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Account Value	$ 170,391	150,522	131,688	132,279	138,805	107,489	110,243	112,702	99,273	96,122	100,000
C000159029
Account Value [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Account Value	$ 16,352	14,511	12,742	12,858	13,532	10,527	10,832	11,116	9,834	9,562	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,872	33,415	27,356	24,206	25,383	18,603	16,616	15,387	13,238	11,408	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,872	33,415	27,356	24,206	25,383	18,603	16,616	15,387	13,238	11,408	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 388,723	334,149	273,560	242,055	253,832	186,032	166,163	153,875	132,376	114,076	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,872	$ 33,415	$ 27,356	$ 24,206	$ 25,383	$ 18,603	$ 16,616	$ 15,387	$ 13,238	$ 11,408	$ 10,000